Balance Sheet Components - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 254,507	$ 194,244
Less accumulated depreciation and amortization	(52,791)	(44,568)
Property, Plant and Equipment, Net Before Construction and Development In Progress	201,716	149,676
Construction in Progress, Gross	11,957	12,497
Property, Plant and Equipment, Net	213,673	162,173
Buildings and Improvements
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Gross	129,288	95,270
Land
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Gross	33,734	31,330
Machinery and Equipment
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Gross	58,227	35,935
Cooperage
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Gross	10,551	11,074
Vineyards
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Gross	21,364	19,478
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,343	$ 1,157